Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of sensitivity analysis of the evaluation of the investment property in relation - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of sensitivity analysis of the evaluation of the investment property in relation [Line Items]
Investment property percentage	(3.00%)
Investment property amount	S/ (130)	S/ (117)
Lease liabilities [member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of sensitivity analysis of the evaluation of the investment property in relation [Line Items]
Investment property percentage	3.00%
Investment property amount	S/ 130	S/ 117